Reserves for unpaid losses and loss adjustment expenses - FY	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Reserves for unpaid losses and loss adjustment expenses [Abstract]
Reserves for unpaid losses and loss adjustment expenses
8.	Reserves for unpaid losses and loss adjustment expenses

The following table presents a reconciliation of consolidated beginning and ending reserves for unpaid losses and loss adjustment expenses:

	Nine Months Ended September 30,
	2016	2015
	(in thousands)
Net reserves for unpaid losses and loss adjustment expenses, beginning of year	$124,126	$91,970
Commutation of MLQS	24,296	8,587
Adjusted net reserves for losses and loss adjustment expenses, beginning of year	148,422	100,557
Incurred losses and loss adjustment expenses:
Current year	60,392	36,172
Prior years	(8,866)	(8,524)
Total net losses and loss adjustment expenses incurred	51,526	27,648

Payments:
Current year	2,260	1,275
Prior years	21,693	12,208
Total payments	23,953	13,483

Net reserves for unpaid losses and loss adjustment expenses, end of period	175,995	114,722

Reinsurance recoverable on unpaid losses	77,463	87,369

Gross reserves for unpaid losses and loss adjustment expenses, end of period	$253,458	$202,091

During the nine months ended September 30, 2016, $8.9 million of redundancy developed on the reserves for unpaid losses and loss adjustment expenses held at December 31, 2015. This favorable development was primarily attributable to loss experience in the Company’s casualty lines for accident years 2014 and 2015, which was below the Company’s initial expected loss ratios.

During the nine months ended September 30, 2015, $8.5 million of redundancy developed on the reserves for unpaid losses and loss adjustment expenses held at December 31, 2014. The favorable development was attributable primarily to loss experience in the Company’s casualty lines for accident years 2013 and 2014, which was below the Company’s initial expected loss ratios.

See Note 9 for further details regarding the commutation of the MLQS.

7.	Reserves for unpaid losses and loss adjustment expenses

The following table presents a reconciliation of consolidated beginning and ending reserves for unpaid losses and loss adjustment expenses:

	December 31,
	2015	2014	2013
	(in thousands)
Net reserves for unpaid losses and loss adjustment expenses, beginning of year	$91,970	$56,589	$37,672
Incurred losses and loss adjustment expenses:
Current year	51,434	42,620	30,991
Prior year	(9,196)	(1,512)	(2,101)
Total net losses and loss adjustment expenses incurred	42,238	41,108	28,890

Payments:
Current year	2,226	1,907	2,086
Prior year	7,856	3,820	7,887
Total payments	10,082	5,727	9,973
Net reserves for unpaid losses and loss adjustment expenses, end of year	124,126	91,970	56,589
Reinsurance recoverable on unpaid losses	95,503	70,240	39,776
Gross reserves for unpaid losses and loss adjustment expenses, end of year	$219,629	$162,210	$96,365

The foregoing reconciliation shows that $9.2 million of redundancy developed in 2015 on the reserves for unpaid losses and loss adjustment expenses held at December 31, 2014. This favorable development was primarily attributable to medical malpractice and professional liability lines of business. Additionally, $1.5 million of redundancy developed in 2014 on the reserves for unpaid losses and loss adjustment expenses held at December 31, 2013. This favorable development was primarily attributable to medical malpractice and professional liability lines of business.

In 2013, $2.1 million of redundancy developed on the reserves for unpaid losses and loss adjustment expenses held at December 31, 2012. The favorable development was attributable primarily to better than expected loss experience on the Company’s casualty lines for accident years 2012 and prior.